Transaction with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Due from a related party, non-current	$ 0	$ 117,219
Due to related parties	0	11,287
Advances for drilling units under construction and related costs	394,852	622,507	$ 662,313
Drilling units, machinery and equipment, net	6,336,892	6,207,633
Related Party
Due from a related party, non-current	0	117,219
Due to related parties	0	11,287
Advances for drilling units under construction and related costs	394	1,546
Drilling units, machinery and equipment, net	$ 2,961	$ 2,885